Filed Pursuant to Rule 497(d)
                       Registration File No.: 33-43475

                           PROSPECTUS SUPPLEMENT
                           Dated January 30, 2002

This prospectus supplement dated January 30, 2002 modifies the Prospectuses for the following series of UBS PaineWebber Unit
Investment Trusts:

1.  Municipal Bond Trust, Series 220, 231, 232, 234, 235;
2.  Municipal Bond Trust, Insured Series 43;
3.  UBS PaineWebber Pathfinders Trust,
    Treasury & Growth Stock Series 19, 20, 21;
4.  UBS PaineWebber Equity Trust, Growth Stock Series 20

Effective December 31, 2001, Bank One National Association (formerly, The First National Bank of Chicago) has resigned as Co-Trustee of the above listed Unit Investment Trusts. Investors Bank & Trust Company, the Co-Trustee with Bank One National Association, will remain as sole successor Trustee of the Trusts.

Accordingly, all references to "Co-Trustee" in the prospectuses shall be deleted and substituted with "Trustee". All inquiries should be forwarded to Investors Bank & Trust Company, Hancock Tower, P.O. Box 9130, Boston, Massachusetts 02117-9130, telephone number 1-800-356-2754.